Concentrations of Credit Risk and Major Customers (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Customer [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Customer, concentration risk, description	Customers accounting for 10% or more.	Customers accounting for 10% or more.		Customers accounting for 10% or more.
Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Supplier, concentration risk, description	Suppliers accounting for 10% or more.	Suppliers accounting for 10% or more.		Suppliers accounting for 10% or more.
Suppliers [Member] | Account payable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage		10.00%
Customer E [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage		21.69%
Customer F [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage		33.92%
Supplier B [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	11.99%		[1]	13.23%
Supplier B [Member] | Account payable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	30.30%
Customer H [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	36.88%
Customer I [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	26.61%
Customer J [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	25.61%
Customer K [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	11.00%

[1]	Less than 10%